Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.
INTANGIBLE ASSETS, NET

The following tables present the Company’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2025
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
	(in thousands)
Technologies	202,100	(202,100)	—	—
Trademarks	175,308	(121,828)	53,480	7,648
Database	73,500	(73,500)	—	—
Customer relationship	46,900	(46,900)	—	—
Domain names	3,044	(2,861)	183	26
Licensing agreements	2,716	(2,710)	6	1
	503,568	(449,899)	53,669	7,675

	December 31, 2024
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
	(in thousands)
Technologies	202,100	(161,680)	40,420
Trademarks	175,308	(111,138)	64,170
Database	73,500	(58,800)	14,700
Customer relationship	46,900	(38,640)	8,260
Domain names	3,050	(2,797)	253
Licensing agreements	2,784	(2,770)	14
	503,642	(375,825)	127,817

The Company acquired TTP on December 31, 2020 and identified the intangible assets of technologies, trademarks, customer relationship and database. The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 2 to 15 years. Amortization expense was RMB76.69 million, RMB74.34 million and RMB74.15 million (US$10.60 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2026	2027	2028	2029	2030
	RMB	RMB	RMB	RMB	RMB
	(in thousands)
Amortization expenses	10,738	10,733	10,729	10,729	10,729